Accounts receivable	6 Months Ended
Jun. 30, 2021
Accounts receivable
Accounts receivable

9. Accounts receivable

	June 30,	December 31,
	2021	2020
Accounts receivable	5,002	5,043
Expected credit loss	(48)	(50)
	4,954	4,993

Revenue related to the steel sector — %	89.27%	87.25%

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Impairment of accounts receivable recorded in the income statement	3	(3)	2	9

As at June 30, 2021, there is no customer that individually represents more than 10% of the Company’s accounts receivable or revenues. In 2020, the Company had a customer of the Ferrous Minerals Segment whose revenue individually represented 10.1% of the Company’s total revenue.